Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Consumer (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Residential Mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Residential Mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	25,961	29,733
30-59 DPD	3,292	3,616
60-89 DPD	1,442	1,381
90-119 DPD	799	894
120-179 DPD	1,179	1,365
180+ DPD	6,071	7,434
Purchased Credit Impaired Loans	38,744	44,423
Purchased Credit Impaired Loans, Carrying Value	29,952	33,495
Real estate 1-4 family first mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family first mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	25,693	29,297
30-59 DPD	3,272	3,586
60-89 DPD	1,433	1,364
90-119 DPD	791	881
120-179 DPD	1,169	1,346
180+ DPD	5,921	7,214
Purchased Credit Impaired Loans	38,279	43,688
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245
Real estate 1-4 family junior lien mortgage [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Real estate 1-4 family junior lien mortgage [Member] | Purchased Credit-Impaired Loans [Member]
Purchased Credit Impaired Loans by Consumer Days Past Due [Abstract]
Current-29 DPD	268	436
30-59 DPD	20	30
60-89 DPD	9	17
90-119 DPD	8	13
120-179 DPD	10	19
180+ DPD	150	220
Purchased Credit Impaired Loans	465	735
Purchased Credit Impaired Loans, Carrying Value	$ 206	$ 250